Statement of Cash Flows (Inception) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026
Cash flow from operating activities:
Net loss	$ (517)		$ (20,517)
Changes in operating assets and liabilities:
Accrued expenses	517		20,517
Net cash used in operating activities
Net change in cash and cash equivalents
Cash and cash equivalents, beginning of the period
Cash and cash equivalents, end of the period
Supplemental disclosure of non-cash financing activities:
Common stock issued to initial shareholder for subscription fee	$ 10		$ 10